Investments in Associates - Additional Information (Details) - Texas Frontera, LLC.	Jul. 27, 2010 tank Barrels
Disclosure of Investments in Associates and Other [Line Items]
Number of tanks | tank	7
Number of barrels in each tanks | Barrels	120,000
PMI SUS
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage	50.00%